Federated U.S. Government
Securities Fund: 1-3 Years
Federated U.S. Government
Securities Fund: 2-5 Years
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO summary PROSPECTUSeS DATED March 31, 2013 and
April 30, 2013
1. Under the heading entitled “Fund Management,” please add the following:
“J. Andrew Kirschler, Portfolio Manager, has been the Fund's portfolio manager since July 2013.”
July 5, 2013
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451811 (7/13)